VESSELS UNDER CAPITAL LEASE, NET 5 (Details) (USD $)	12 Months Ended			48 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			48 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2012 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	Dec. 31, 2012 OBO [Member]	Dec. 31, 2012 OBO [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Double Hull Suezmax [Member]	Dec. 31, 2012 Double Hull Suezmax [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Double Hull VLCC [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 OBO [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Guider [Member]
Leases, Schedule of Leased Assets [Line Items]
Capital leased assets, number of units															1		6	17
Lease expiration minimum year										12/31/2013
Lease expiration maximum year										12/31/2027
Asset Impairment Charges	$ 32,000,000																					$ 14,200,000
Number of vessels impaired	5													4		1
Number of vessels disposed of which have been impaired in the year																				3
Capital lease obligation increase and corresponding increase in vessels under capital lease																			9,100,000
Related party, Lease termination payments paid									400,000		14,300,000										10,800,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid								20.00%			20.00%
Agreed per day rate reduction								6,500			6,500		6,500
Period of rate reduction				4 years
Total Compensation paid in exchange for rate reduction								106,000,000			106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share								50,000,000		50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments								56,000,000			56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates								100.00%		100.00%	100.00%
Contingent rental expense	54,612,000	0	0		2,436,000	0	0			52,176,000	0	0
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)										25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms								126,500,000			126,500,000
Total profit share										$ 0